Income Tax: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2017	2016	2015

Current tax expense (benefit)	$ 481	$ 647	$ 1,451
Deferred tax expense	193	240	(2)
Adjustment of deferred tax assets and liabilities
for enacted rate change	49	-	-

Total income tax expense	$ 723	$ 887	$ 1,449